Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2026
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	As of 31 March 2025	As of 31 March 2026
	USD’000	USD’000
Cash and bank balances	1,606	5,141
Fixed deposits	6,097	—
	7,703	5,141

Schedule of Functional Currency

The above balances that are not denominated in the functional currency are as follows:

	As of 31 March 2025	As of 31 March 2026
	USD’000	USD’000
Hong Kong Dollar	82	1
Indonesia Rupiah	44	55
Euro	98	296
Singapore Dollar	18	36